Policyholder liabilities and unallocated surplus - Movement in insurance contract liabilities and unallocated surplus (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Income and expense included in the income statement		$ (55,510)		$ 2,450
Insurance contract liabilities at end of period	[1]	(380,143)
Investment contract liabilities at beginning of period		(5,142)
Income and expense included in the income statement		(311)
Other movements		(63)		859
Foreign exchange translation differences		(18)		6,533
Investment contract liabilities at end of period		(5,535)		(5,142)
Income and expense included in the income statement		(1,415)
Other movements		(112)		(51)
Foreign exchange translation differences		(25)		1,081
Unallocated surplus of with-profits funds on the consolidated statement of financial position	[1]	(4,750)
Claims outstanding		1,094
Investment contract liabilities with discretionary participation features		633	[1]	85,858
Investment contract liabilities without discretionary participation features		4,902	[1]	24,481
Claims paid		(29,585)		(26,926)
Contract liabilities (before reinsurers' share)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Income and expense included in the income statement		(55,579)
Other movements				13,375
Foreign exchange translation differences		(1,441)		7,621
Insurance contract liabilities at end of period		(380,143)
Reinsurers' share
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Income and expense included in the income statement		1,795
Other movements				(13,375)
Foreign exchange translation differences		37		(793)
Insurance contract liabilities at end of period		13,856
Amount Attributable To Reinsurers		1,190		1,050
Continuing and discontinued operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities at beginning of period	[1],[2]	(410,947)		(443,952)
Insurance contract liabilities at end of period	[1],[2]			(410,947)
Investment contract liabilities at beginning of period		(110,339)		(112,378)
Investment contract liabilities at end of period				(110,339)
Unallocated surplus of with-profits funds on the consolidated statement of financial position	[1],[2]	(20,180)		(22,931)
Unallocated surplus of with-profits funds on the consolidated statement of financial position	[1],[2]			(20,180)
Claims outstanding				1,280
Investment contract liabilities with discretionary participation features	[1],[2]			85,858	$ 84,789
Investment contract liabilities without discretionary participation features	[1],[2]			24,481	$ 27,589
Continuing and discontinued operations | Contract liabilities (before reinsurers' share)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities at beginning of period		(410,947)		(443,952)
Insurance contract liabilities at end of period				(410,947)
Continuing and discontinued operations | Reinsurers' share
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities at beginning of period		14,193		13,086
Insurance contract liabilities at end of period				14,193
UK & Europe Discontinued Operations (M&G Prudential)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Demerger of UK and Europe operations				87,824
Demerger of UK and Europe operations				105,196
Demerger of UK and Europe operations				16,982
UK & Europe Discontinued Operations (M&G Prudential) | Reinsurers' share
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Demerger of UK and Europe operations				(2,169)
Deductions for intra-group reinsurance | UK & Europe Discontinued Operations (M&G Prudential) | Reinsurers' share | With-profits
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities at beginning of period		$ 1,412
Insurance contract liabilities at end of period				$ 1,412

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[2]	The 31 December 2018 and 1 January 2018 comparative statements of financial position included discontinued UK and Europe operations